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PROSPECTUS SUPPLEMENT DATED MAY 23, 2008*
                                                                                       PRODUCT FORM #
PRODUCT NAME                                                       NATIONAL                       NEW YORK
  RIVERSOURCE(R) RETIREMENT ADVISOR VARIABLE ANNUITY               S-6467 M (5/08)                S-6471 K (5/08)
  RIVERSOURCE(R) RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND       S-6477 M (5/08)
  3
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE             S-6406 L (5/08)                S-6410 H (5/08)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE
  ANNUITY
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE             S-6407 J (5/08)
  ANNUITY -- BAND 3
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) PLUS VARIABLE        S-6273 L (5/08)                S-6362 H (5/08)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT(R) PLUS
  VARIABLE ANNUITY
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE           S-6503 F (5/08)                S-6504 F (5/08)
  ANNUITY/ RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)
  VARIABLE ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4
  ACCESS(R) VARIABLE ANNUITY

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective June 6, 2008, the following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                          INVESTMENT OBJECTIVE AND POLICIES         INVESTMENT ADVISOR
                                   Long-term capital appreciation. Under     RiverSource Investments, LLC, adviser;
                                   normal market conditions, at least 80%    Barrow, Hanley, Mewhinney & Strauss,
                                   of the Fund's net assets will be          Inc., Denver Investment Advisors LLC,
                                   invested in small cap companies with      Donald Smith & Co., Inc., River Road
                                   market capitalization, at the time of     Asset Management, LLC and Turner
                                   investment, of up to $2.5 billion or      Investment Partners, Inc.,
                                   that fall within the range of the         subadvisers.
                                   Russell 2000(R) Value Index.
 RiverSource Partners Variable
 Portfolio -- Small Cap Value
 Fund

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6471-1 A (5/08)

*Destroy date: May 1, 2009